Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of earnings per share

	2022	2021	2020
Result for the period (in USD)	203,251,347	(338,777,184)	473,237,286
Weighted average number of ordinary shares	201,747,963	201,677,981	210,193,707
Basic earnings per share (in USD)	1.01	(1.68)	2.25

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2020	220,024,713	4,946,216	215,078,497	215,078,497
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	13,400,516	(13,400,516)	(4,884,790)
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	—	—	—
On issue at December 31, 2020	220,024,713	18,346,732	201,677,981	210,193,707

On issue at January 1, 2021	220,024,713	18,346,732	201,677,981	201,677,981
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	—	—	—
On issue at December 31, 2021	220,024,713	18,346,732	201,677,981	201,677,981

On issue at January 1, 2022	220,024,713	18,346,732	201,677,981	201,677,981
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Transfer of treasury shares	—	(105,551)	105,551	69,982
On issue at December 31, 2022	220,024,713	18,241,181	201,783,532	201,747,963
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	2022	2021	2020
Weighted average of ordinary shares outstanding (basic)	201,747,963	201,677,981	210,193,707

Effect of Share-based Payment arrangements	246,254	95,259	12,696

Weighted average number of ordinary shares (diluted)	201,994,217	201,773,240	210,206,403